Share Capital, Reserves and Retained Earnings (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Warrants [Line Items]
Warrants outstanding to purchase ADSs	2,642,222
Number of shares exercisable	264,222,220
Warrants Issuance Date [Member]
Warrants [Line Items]
Warrants outstanding to purchase ADSs	177,778
Number of shares exercisable	17,777,780
Issuance date	Apr. 01, 2015
Exercise price in USD (per warrant) | $ / shares	$ 2.25
Expiration date	Mar. 30, 2020
Warrants Issuance Date One [Member]
Warrants [Line Items]
Warrants outstanding to purchase ADSs	14,444
Number of shares exercisable	1,444,440
Issuance date	Apr. 01, 2015
Exercise price in USD (per warrant) | $ / shares	$ 2.81
Expiration date	Mar. 30, 2020
Warrants Issuance Date Two [Member]
Warrants [Line Items]
Warrants outstanding to purchase ADSs	1,050,000
Number of shares exercisable	105,000,000
Issuance date	Feb. 17, 2017
Exercise price in USD (per warrant) | $ / shares	$ 4.1
Expiration date	Aug. 16, 2022
Warrants Issuance Date Three [Member]
Warrants [Line Items]
Warrants outstanding to purchase ADSs	1,400,000
Number of shares exercisable	140,000,000
Issuance date	Mar. 07, 2017
Exercise price in USD (per warrant) | $ / shares	$ 2.3
Expiration date	Sep. 06, 2022